Property and Equipment, Net (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,012,217	$ 1,067,329	$ 977,968
Accumulated depreciation	(852,993)	(834,637)	(729,531)
Total property and equipment	159,224	232,692	248,437
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	22,679	91,652	55,069
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	719,979	17,153	17,153
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	17,153	243,352	243,352
Software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 252,406	$ 715,172	$ 662,394